STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 25, 1995

                  Acquisition of the Assets of

                    SMALL COMPANY GROWTH FUND
                               OF
                        THE FFB LEXICON FUND

                         2 Oliver Street
                   Boston, Massachusetts 02109
                         1-800-833-8974

                By and in Exchange for Shares of

                          EVERGREEN FUND
                               OF
                         EVERGREEN TRUST

                     2500 Westchester Avenue
                       Purchase, NY  10577
                         1-800-807-2940


     This Statement of Additional Information, relating specifically to the proposed transfer of the assets of the Small Company Growth Fund, a series of The FFB Lexicon Fund, in exchange for Class Y shares of Evergreen Fund, a series of Evergreen Trust, and the assumption by Evergreen Fund of certain identified liabilities of the Small Company Growth Fund, is not a prospectus. A Prospectus/Proxy Statement dated September 25, 1995 relating to the above-referenced matter may be obtained from Evergreen Fund, 2500 Westchester Avenue, Purchase, New York 10577 or by calling toll-free 1-800-807-2940. This Statement of Additional Information relates to and should be read in conjunction with such Prospectus/Proxy Statement.

     This Statement of Additional Information incorporates by reference the following documents, a copy of each of which accompanies this Statement of Additional Information:

     1.   The Prospectus of the Evergreen Fund dated July 7,
          1995.

     2.   The Statement of Additional Information of the
          Evergreen Fund dated July 7, 1995.

     3.   The Annual Report of the Evergreen Fund dated September
          30, 1994.

     4.   The Semi-Annual Report of the Evergreen Fund dated
          March 31, 1995.

     5.   The Prospectus of the Small Company Growth Fund dated
                  December 30, 1994.

     6.   The Statement of Additional Information of the Small
                  Growth Company Fund dated December 30, 1994.

     7.   The Annual Report of the Small Company Growth Fund
                  dated August 31, 1994.

     8.   The Semi-Annual Report of the Small Company Growth Fund
                  dated February 28, 1995.


     The following pro forma financial information relates to the Small Company Growth Fund and the Evergreen Fund:

EVERGREEN FUND

Pro Forma Combining Financial Statements - June 30, 1995

                                                                            Lexicon
                                                   Evergreen                Small Company                    Pro-Forma
                                                      Fund                  Growth Fund                        Combined
                                                     06/30/95                06/30/95                         06/30/95
Security Description                                  Shares      Value       Shares      Value   Adjustment  Shares      Value
Common Stock                                  97.0%

Banks & Thrifts                               21.3%
1st Source Corp.                                      201,155    $5,883,783                                    201,155   $5,883,783
1st United Bancorp                                     50,000       387,500                                     50,000      387,500
Amcore Financial, Inc.                                 45,000       832,500                                     45,000      832,500
American Federal Bank, FSB                             50,000       687,500                                     50,000      687,500
AmSouth Bancorporation                                 28,300       923,288                                     28,300      923,288
Arrow Financial Corp.                                 101,196     1,568,538                                    101,196    1,568,538
Bank of Boston Corp.                                   76,300     2,861,250                                     76,300    2,861,250
Barnett Banks, Inc.                                   273,320    14,007,650                                    273,320   14,007,650
Baybanks Incorporated                                 190,000    15,057,500     4,200     332,850              194,200   15,390,350
Benson Financial Corp.                                 40,000       530,000                                     40,000      530,000
BSB Bancorp, Inc.                                      99,750     2,992,500                                     99,750    2,992,500
Central Fidelity Banks, Inc.                           30,000       915,000                                     30,000      915,000
Chittenden Corp.                                      250,312     5,444,286                                    250,312    5,444,286
Collective Bancorp, Inc.                               70,000     1,417,500                                     70,000    1,417,500
Compass Bankcshares Incorporated                                               12,800     369,600               12,800      369,600
Cullen Frost Bankers Incorporated                                               7,400     299,700                7,400      299,700
Crestar Financial Corp.                                28,700     1,406,300                                     28,700    1,406,300
Dime Financial Corp.                                  255,000     2,550,000                                    255,000    2,550,000
First Empire State Corp.                              127,000    21,780,500                                    127,000   21,780,500
First Michigan Bank Corp.                             244,703     6,056,399                                    244,703    6,056,399
First Palm Beach Bancorp                               15,000       335,625                                     15,000      335,625
First State Bancorp                                    50,000       700,000                                     50,000      700,000
Fort Wayne National Corp.                             160,350     4,449,713                                    160,350    4,449,713
Glacier Bancorp, Inc.                                  33,275       648,862                                     33,275      648,862
Hawthorne Financial Corp.                              73,500       197,531                                     73,500      197,531
Hibernia Corp. Cl. A                                  889,540     7,894,668                                    889,540    7,894,668
Intercontinental Bank                                 100,000     2,862,500                                    100,000    2,862,500
Magna Group, Inc.                                      67,779     1,491,138                                     67,779    1,491,138
Mark Twain Bancshares Inc.                                                     10,400     335,400               10,400      335,400
North Fork Bancorporation, Inc.                       210,000     3,806,250                                    210,000    3,806,250
Old Kent Financial Corp.                              100,412     3,414,008                                    100,412    3,414,008
ONBANCorp, Inc.                                       121,000     3,433,375                                    121,000    3,433,375
One Valley Bancorp of West Virginia, Inc.              21,500       663,813                                     21,500      663,813
Riggs National Corp.                                   30,000       296,250                                     30,000      296,250
River Forrest Bancorp                                  35,000     1,417,500                                     35,000    1,417,500
Sandwich Co-Operative Bank                             55,000       866,250                                     55,000      866,250
United Carolina Bancshares Corp.                       90,000     2,767,500                                     90,000    2,767,500
Univest Corp. of Pennsylvania                          31,428     1,084,266                                     31,428    1,084,266
USBanCorp, Inc.                                        10,000       235,000                                     10,000      235,000
Valley National Bancorp                                16,800       405,300                                     16,800      405,300
West Coast Bancorp. New                                29,400       433,650                                     29,400      433,650
Westamerica Bancorporation                            115,900     4,288,300                                    115,900    4,288,300
Wilmington Trust Corporation                                                   11,800     333,350               11,800      333,350
     Total Banks & Thrifts                                      126,993,493             1,670,900                       128,664,393


Building, Construction, & Furnishings          3.2%
Champion Enterprises, Inc.                             20,000      $317,500                                     20,000      317,500
Continental Homes Holding Corp.                        88,000     1,529,000                                     88,000    1,529,000
Interface, Inc. Cl. A                                 220,900     2,761,250                                    220,900    2,761,250
Juno Lighting, Inc.                                   160,000     2,560,000                                    160,000    2,560,000
Kaufman & Broad Home Corp.                             43,000       623,500                                     43,000      623,500
La-Z-Boy Chair Co.                                     90,800     2,394,850                                     90,800    2,394,850
M/I Schottenstein Homes, Inc.                          72,200       631,750                                     72,200      631,750
Medusa Corporation                                     92,650     2,304,668    15,200     378,100              107,850    2,682,768
Redman Industries, Inc.                               100,000     2,175,000                                    100,000    2,175,000
Ryland Group, Inc.                                     85,700     1,381,913                                     85,700    1,381,913
Southern Energy Homes, Inc.                            35,000       490,000                                     35,000      490,000
Standard Pacific Corp.                                158,200     1,087,625                                    158,200    1,087,625
Sundance Homes, Inc.                                  113,000       296,625                                    113,000      296,625
Toll Brothers, Inc.                                    15,000       241,875                                     15,000      241,875
     Total Building, Construction, & Furnishings                 18,795,556               378,100                        19,173,656


Business Equipment & Services                  2.9%
Boole & Babbage, Inc.                                  52,500     1,575,000                                     52,500    1,575,000
Bowne & Co., Inc.                                     101,400     1,736,475                                    101,400    1,736,475
Cisco Systems, Inc.                                    30,000     1,516,875                                     30,000    1,516,875
EIS International, Inc.                                40,000       645,000                                     40,000      645,000
Gradco Systems, Inc.                                  104,800       320,950                                    104,800      320,950
HON Industries Inc.                                    20,000       530,000                                     20,000      530,000
In Focus Systems, Inc.                                 30,000       810,000                                     30,000      810,000
Intuit, Inc.                                           15,000     1,140,000                                     15,000    1,140,000
Mark IV Industries Incorporated                                                15,750     338,625               15,750      338,625
McGrath Rent Corp.                                     33,000       577,500                                     33,000      577,500
Merisel, Inc.                                          47,930       365,466                                     47,930      365,466
Personnel Management, Inc.                             14,850       207,900                                     14,850      207,900
Pitney Bowes, Inc.                                     90,000     3,453,750                                     90,000    3,453,750
Sensormatic Electronics Corp.                          40,000     1,420,000                                     40,000    1,420,000
Zebra Technologies Corp.                               60,000     3,195,000                                     60,000    3,195,000
     Total Business Equipment & Services                         17,493,916               338,625                        17,832,541


Chemicals, Healthcare & Agricultural Products 18.8%
Arbor Drugs, Inc.                                      75,000     1,200,000                                     75,000    1,200,000
Arrow International, Inc.                              15,000       633,750                                     15,000      633,750
Biomet, Inc.                                          130,000     2,015,000                                    130,000    2,015,000
Boston Scientific Corp.                                68,298     2,176,999                                     68,298    2,176,999
Caremark International, Inc.                          136,000     2,720,000                                    136,000    2,720,000
Circon Corp.                                           30,000       585,000                                     30,000      585,000
Coherent, Inc.                                         90,000     2,643,750                                     90,000    2,643,750
Columbia/HCA Healthcare Corp.                          90,200     3,901,150                                     90,200    3,901,150
Express Scripts, Inc.                                  40,000     1,410,000                                     40,000    1,410,000
FHP International Corporation                          54,828     1,261,044    11,000     253,000               65,828    1,514,044
Foundation Health Corp.                                28,974       782,298                                     28,974      782,298
Health Management Associates Inc, Class A                                      11,800     345,150               11,800      345,150
HealthSouth Rehabilitation Corporation                                         16,800     291,900               16,800      291,900
Idexx Laboratories, Inc.                              240,000     6,240,000                                    240,000    6,240,000
Invacare Corp.                                         20,000       830,000                                     20,000      830,000
Isomedix, Inc.                                         55,000       742,500                                     55,000      742,500
Johnson & Johnson                                     195,000    13,186,875                                    195,000   13,186,875
Laboratory Corporation of America Holdings             14,500       192,125                                     14,500      192,125
Living Centers of America, Inc.                       104,600     2,837,275                                    104,600    2,837,275
Lumex, Inc.                                            31,000       337,125                                     31,000      337,125
Maxxim Medical, Inc.                                   20,000       300,000                                     20,000      300,000
McKesson Corp.                                        117,900     5,511,825                                    117,900    5,511,825
Merck & Co., Inc.                                     500,000    24,500,000                                    500,000   24,500,000
Mid Atlantic Medical Services, Inc.                    15,000       277,500                                     15,000      277,500
Minntech Corp.                                         24,750       358,875                                     24,750      358,875
Nalco Chemical Co.                                     30,000     1,091,250                                     30,000    1,091,250
Physician Corporation of America                       50,000       681,250                                     50,000      681,250
Physicians Health Services, Inc.                       63,500     1,682,750                                     63,500    1,682,750
Psicor, Inc.                                           90,000     1,035,000                                     90,000    1,035,000
Regency Health Services, Inc.                          44,200       464,100                                     44,200      464,100
Regeneron Pharmaceutical                               25,000       225,000                                     25,000      225,000
Ren Corp.-USA                                          40,000       635,000                                     40,000      635,000
Salick Health Care, Inc.                               45,000     1,665,000                                     45,000    1,665,000
Schulman (A.), Inc.                                   349,568    10,050,080                                    349,568   10,050,080
Sigma-Aldrich Corp.                                    45,000     2,210,625                                     45,000    2,210,625
St. Jude Medical, Inc.                                 75,000     3,759,375                                     75,000    3,759,375
Stryker Corp.                                         226,500     8,691,938                                    226,500    8,691,938
Sun HealthCare Group Incorporated                     128,000     2,016,000    12,200     192,150              140,200    2,208,150
Superior Surgical Manufacturing Co., Inc.              39,600       415,800                                     39,600      415,800
Target Therapeutics Inc.                                                        7,400     325,600                7,400      325,600
Tecnol Medical Products, Inc.                          75,750     1,666,500                                     75,750    1,666,500
Tenet Healthcare Corp.                                 50,000       718,750                                     50,000      718,750
United Healthcare Corp.                                20,000       827,500                                     20,000      827,500
     Total Chemicals, Healthcare &
         Agricultural Products                                  112,479,009             1,407,800                       113,886,809


Consumer Products & Services                   5.2%
Aaron Rents, Inc. Cl. B                                70,000     1,050,000                                     70,000    1,050,000
American Business Information, Inc.                    70,000     1,890,000                                     70,000    1,890,000
Anthony Industries, Inc.                              185,030     3,399,926                                    185,030    3,399,926
Arctco, Inc.                                           60,000       705,000                                     60,000      705,000
Barry (R.G.)Corp                                       53,500       956,312                                     53,500      956,312
Children's Discovery Centers of America, Inc.          25,000       418,750                                     25,000      418,750
Chiquita Brands International Inc.                                             22,200     310,800               22,200      310,800
Circle K Corp.                                         75,000     1,265,625                                     75,000    1,265,625
Crown Crafts, Inc.                                    135,300     2,232,450                                    135,300    2,232,450
Deckers Outdoor Corp.                                 125,700     1,272,713                                    125,700    1,272,713
Franklin Electric Co., Inc.                            30,000       922,500                                     30,000      922,500
Garan, Inc.                                            60,600     1,015,050                                     60,600    1,015,050
Handleman Company                                                              26,400     254,100               26,400      254,100
Harman International Industries, Inc.                  48,000     1,944,000                                     48,000    1,944,000
Kellwood Co.                                           28,750       488,750                                     28,750      488,750
Lancaster Colony Corp.                                297,777    10,645,528                                    297,777   10,645,528
Nautica Enterprises, Inc.                              30,000     1,087,500                                     30,000    1,087,500
Recovery Engineering, Inc.                             35,000       542,500                                     35,000      542,500
Roto-Rooter, Inc.                                      23,000       626,750                                     23,000      626,750
Universal Corporation-Virginia                                                 13,600     285,600               13,600      285,600
Waban Incorporated (ST)                                                        16,200     240,975               16,200      240,975
     Total Consumer Products & Services                          30,463,354             1,091,475                        31,554,829


Durable Goods                                  2.1%
Adaptec Incorporated                                                            8,000     296,000                8,000      296,000
Agco Corporation                                                                8,000     300,000                8,000      300,000
Augat Incorporated                                                             15,200     311,600               15,200      311,600
Banyan Systems Incorporated                                                    20,000     275,000               20,000      275,000
Belden Incorporated                                                            16,000     432,000               16,000      432,000
Black Box Corporation                                                          19,000     270,750               19,000      270,750
Briggs and Stratton Corporation                                                 8,200     282,900                8,200      282,900
Cellular Communications of Puerto Rico                                          9,200     281,750                9,200      281,750
Cerner Corporation                                                              5,200     318,500                5,200      318,500
Comdisco Incorporated                                                          10,600     321,975               10,600      321,975
Comsat Corporation                                                             15,600     306,150               15,600      306,150
Davidson and Associates Incorporated                                            9,800     389,550                9,800      389,550
Elan Corp. Public Limited Company ADR                                           9,200     374,900                9,200      374,900
Electronic Arts Incorporated                                                   12,200     330,925               12,200      330,925
Equitable of Iowa                                                              10,500     345,188               10,500      345,188
Exabyte Corporation                                                            18,000     249,750               18,000      249,750
Firstier Financial Incorporated                                                 9,200     338,100                9,200      338,100
Frame Technology Corporation                                                   12,000     351,000               12,000      351,000
FTP Software Incorporated                                                      11,400     342,000               11,400      342,000
Global Industries Limitied                                                     13,800     307,050               13,800      307,050
Griffon Corporation                                                            33,000     264,000               33,000      264,000
Indresco Incorporated                                                          23,200     359,600               23,200      359,600
Medisense Incorporated                                                         19,000     368,125               19,000      368,125
Micro Warehouse Incorporated                                                    9,000     414,000                9,000      414,000
NewPark Resources, Inc.                                                        14,600     306,600               14,600      306,600
OM Group Incorporated                                                          11,000     313,500               11,000      313,500
Pacific Physician Services                                                     16,200     210,600               16,200      210,600
Ply-Gem Ind. Inc.                                                              17,000     301,750               17,000      301,750
Price T. Rowe and Associates, Incorporated                                      9,000     346,500                9,000      346,500
Proxima Corporation                                                            12,000     286,500               12,000      286,500
Sierra Pacific Resources                                                       16,000     348,000               16,000      348,000
SpaceLabs Medical Incorporated                                                 13,600     345,100               13,600      345,100
Sybron International Corporation                                                8,400     334,950                8,400      334,950
Terra Industries Incorporated                                                  31,000     375,875               31,000      375,875
Titan Wheel International Incorporated                                         12,600     324,450               12,600      324,450
Union Planters                                                                 11,400     304,950               11,400      304,950
Wackenhut Corrections Corp.                                                    14,400     327,600               14,400      327,600
Watkins Johnson Company                                                         8,200     364,900                8,200      364,900
Xircom                                                                         18,600     188,325               18,600      188,325
Zions Bancorporation                                                            7,600     380,000                7,600      380,000
     Total Durable Goods                                                               12,890,413                        12,890,413

Environmental Services                         0.6%
Handex Environmental Recovery, Inc.                   127,000       889,000                                    127,000      889,000
Watts Industries, Inc. Cl. A                           40,000     1,002,500                                     40,000    1,002,500
Western Waste Industries, Inc.                        100,000     2,012,500                                    100,000    2,012,500
     Total Environmental Services                     267,000     3,904,000                                    267,000    3,904,000
Finance & Insurance                           10.4%
Allmerica Property & Casualty Cos., Inc.              172,200     3,809,925                                    172,200    3,809,925
AMBAC, Inc.                                           189,400     7,599,675                                    189,400    7,599,675
Cole Taylor Financial Group, Inc.                      50,000       850,000                                     50,000      850,000
Countrywide Credit Industries, Inc.                    25,000       525,000                                     25,000      525,000
Executive Risk, Inc.                                  149,300     2,836,700                                    149,300    2,836,700
Federal Home Loan Mortgage Corp.                      126,900     8,724,375                                    126,900    8,724,375
Federal National Mortgage Association                 159,500    15,052,813                                    159,500   15,052,813
First American Financial Corp.                         50,000     1,156,250                                     50,000    1,156,250
John Nuveen Co. (The) Cl. A                            97,000     2,328,000                                     97,000    2,328,000
MBIA, Inc.                                             70,900     4,714,850                                     70,900    4,714,850
MGIC Investment Corp.                                 253,800    11,896,875                                    253,800   11,896,875
National RE Corp.                                      15,000       502,500                                     15,000      502,500
Penncorp Financial Group Incorporated                                          16,600     307,100               16,600      307,100
Providian Corp.                                        23,992       869,710                                     23,992      869,710
Reliastar Financial Corporation                                                 9,800     374,850                9,800      374,850
Resource Bancshares Mortgage Group Inc.                63,669       811,781                                     63,669      811,781
State Auto Financial Corp.                             20,000       375,000                                     20,000      375,000
     Total Finance & Insurance                                   62,053,454               681,950                        62,735,404


Food Retailing & Distribution                  0.6%
Coca-Cola Bottling Co. Consolidated Cl. B              16,500       513,645                                     16,500      513,645
Cracker Barrel Old Country Store, Inc.                 55,405     1,142,728                                     55,405    1,142,728
Seaway Food Town, Inc.                                134,000     1,976,500                                    134,000    1,976,500
     Total Food Retailing & Distribution                          3,632,873                                               3,632,873

Information Services & Technology              6.7%
Atmel Corp.                                            25,000     1,384,375                                     25,000    1,384,375
Autodesk, Inc.                                        120,000     5,160,000                                    120,000    5,160,000
Bisys (The) Group, Inc.                                25,000       556,250                                     25,000      556,250
C U C International, Inc.                              25,000     1,050,000                                     25,000    1,050,000
Dialogic Corp.                                         25,000       443,750                                     25,000      443,750
First Financial Management Corp.                       93,679     8,009,555                                     93,679    8,009,555
HBO Company                                            55,000     2,997,500     6,000     327,000               61,000    3,324,500
Intel Corp.                                           172,000    10,889,750                                    172,000   10,889,750
Intersolv Inc.                                         10,000       232,500                                     10,000      232,500
Keane, Inc.                                            25,000       621,875                                     25,000      621,875
Molex, Inc.                                            38,750     1,501,562                                     38,750    1,501,562
Parametric Technology Corp.                            45,000     2,238,750                                     45,000    2,238,750
Park Electrochemical Group                              6,800       344,250                                      6,800      344,250
Silicon Graphics, Inc.                                 80,000     3,190,000                                     80,000    3,190,000
Three-Five Systems Incorporated                        15,000       515,625    10,800     371,250               25,800      886,875
Trimble Navigation Ltd.                                19,000       539,125                                     19,000      539,125
Wave Technologies International Inc.                   25,000       206,250                                     25,000      206,250
     Total Information Services & Technology                     39,881,117               698,250                        40,579,367


Metals, Mining, Energy, Construction and Industrial Products     8.7%
Adflex Solutions Inc.                                  25,000       612,500                                     25,000      612,500
Breed Technologies, Inc.                               55,000     1,320,000                                     55,000    1,320,000
Cabot Corporation                                                               6,400     337,600                6,400      337,600
Cleveland-Cliffs Incorporated                                                   7,800     300,300                7,800      300,300
Dionex Corp.                                           72,500     3,316,875                                     72,500    3,316,875
Fisher Scientific International, Inc.                  73,000     2,418,125                                     73,000    2,418,125
Fuller (H.B.) Co.                                     182,000     6,734,000                                    182,000    6,734,000
Galey & Lord Inc.                                      85,000     1,179,375                                     85,000    1,179,375
Greenbrier Companies Inc.                              15,000       196,875                                     15,000      196,875
Input/Output Incorporated                                                       9,000     324,000                9,000      324,000
Leggett & Platt, Inc.                                  70,400     3,097,600                                     70,400    3,097,600
Masland Corp.                                          90,000     1,158,750                                     90,000    1,158,750
Material Sciences Corp.                               122,900     2,504,087                                    122,900    2,504,087
Nacco Industries, Inc. Cl. A                           33,900     2,029,762                                     33,900    2,029,762
Osmonics, Inc.                                         66,000     1,072,500                                     66,000    1,072,500
Paxar Corp.                                           149,750     2,676,781                                    149,750    2,676,781
Roanoke Electric Steel Corp.                           19,500       219,375                                     19,500      219,375
Smith (A.O.)Corp.                                      57,600     1,353,600                                     57,600    1,353,600
Superior Industries International Inc.                 79,600     2,477,550    10,100     314,363               89,700    2,791,913
Tecumseh Products Co. Cl. A                           178,400     7,849,600                                    178,400    7,849,600
Tecumseh Products Co. Cl. B                            57,800     2,528,750                                     57,800    2,528,750
Teleflex, Inc.                                         91,600     3,938,800                                     91,600    3,938,800
Total Petroleum of North America                                               24,600     270,600               24,600      270,600
Truck Components, Inc.                                 75,000     1,181,250                                     75,000    1,181,250
Walbro Corp.                                          135,300     2,435,400                                    135,300    2,435,400
Wescast Industries, Inc.                               50,000       512,500                                     50,000      512,500
Worthington Industries, Inc.                           13,000       265,688                                     13,000      265,688
     Total Metals, Mining, Energy,
     Construction and Industrial Products                        51,079,743             1,546,863                         52,626,606


Paper & Packaging                              0.8%
Avery Dennison Corp.                                   20,000       800,000                                     20,000      800,000
St. Joe Paper Co.                                       6,500       412,750                                      6,500      412,750
Wausau Paper Mills Co.                                148,350     3,388,341                                    148,350    3,388,341
     Total Paper & Packaging                          174,850     4,601,091                                    174,850    4,601,091

Publishing, Broadcasting & Entertainment       3.8%
Clear Channel Communications, Inc.                    214,250    13,792,344                                    214,250   13,792,344
EZ Communications, Inc. Cl. A                          50,000       925,000                                     50,000      925,000
Grupo Televisa, S.A. GDR                               38,000       774,250                                     38,000      774,250
Jacor Communications, Inc.                            130,800     2,092,800                                    130,800    2,092,800
Multimedia, Inc.                                        2,000        77,500                                      2,000       77,500
Wiley,  (John) & Sons, Inc. Cl. A                      95,000     5,403,125                                     95,000    5,403,125
     Total Publishing,
     Broadcasting & Entertainment                                23,065,019                                              23,065,019


Real Estate                                    3.1%
Alexander's, Inc.                                     138,760     7,701,180                                    138,760    7,701,180
Apartment Investment & Management Co.                  50,000     1,012,500                                     50,000    1,012,500
Carr Realty Corp.                                         100         1,725                                        100        1,725
CBL and Associates Properties REIT                                             15,800     314,025               15,800      314,025
Chelsea GCA Realty, Inc.                               54,000     1,458,000                                     54,000    1,458,000
Clayton Homes Inc.                                     80,000     1,310,000    21,500     352,063              101,500    1,662,063
FRP Properties, Inc.                                   47,400     1,019,100                                     47,400    1,019,100
Health and Retirement Property Trust REIT                                      19,600     294,000               19,600      294,000
Horizon Outlet Centers, Inc.                           50,000     1,162,500                                     50,000    1,162,500
Host Marriott Corp.                                    80,000       850,000                                     80,000      850,000
Irvine Apartment Commmunities, Inc.                    40,000       690,000                                     40,000      690,000
U.S. Home Corp.                                        45,000     1,035,000                                     45,000    1,035,000
Webb (Del) Corp.                                       29,300       681,225                                     29,300      681,225
Wellsford Residential Property Trust                   30,500       693,875                                     30,500      693,875
     Total Real Estate                                           17,615,105               960,088                        18,575,193

Retailing & Wholesale                          5.7%
American Eagle Outfitters, Inc.                        40,000       630,000                                     40,000      630,000
Blair Corp.                                            41,800     1,436,875                                     41,800    1,436,875
Burlington Coat Factory Warehouse                      60,000       622,500                                     60,000      622,500
Campo Electronics, Appliances & Computers, Inc.        60,000       397,500                                     60,000      397,500
Dillard Department Stores, Inc. Cl. A                 300,000     8,812,500                                    300,000    8,812,500
Fingerhut Companies, Inc.                             268,800     4,200,000                                    268,800    4,200,000
Forstmann & Co., Inc.                                  26,300        46,025                                     26,300       46,025
Gymboree Corporation                                                           12,000     348,750               12,000      348,750
Heilig-Meyers Co.                                      20,000       510,000                                     20,000      510,000
Jones Apparel Group, Inc.                              50,000     1,493,750                                     50,000    1,493,750
Leslie's Poolmart                                     120,225     1,803,375                                    120,225    1,803,375
Lillian Vernon Corp.                                   42,000       771,750                                     42,000      771,750
Lowe's Companies, Inc.                                 48,300     1,442,962                                     48,300    1,442,962
Medicine Shoppe International, Inc.                   154,000     5,409,250                                    154,000    5,409,250
Mercantile Stores Co., Inc.                            98,900     4,598,850                                     98,900    4,598,850
Michaels Stores Incorporated                           40,500       860,625    10,000     212,500               50,500    1,073,125
West Maine, Inc.                                       25,000       640,625                                     25,000      640,625
     Total Retailing & Wholesale                                 33,676,587               561,250                        34,237,837


Telecommunication Services & Equipment         1.1%
Aspect  Telecommunications Corp.                       35,000     1,566,250     7,000     313,250               42,000    1,879,500
Boston Technology, Inc.                                75,000     1,396,875                                     75,000    1,396,875
Coherent Communications Systems Corp.                  50,000       837,500                                     50,000      837,500
Level One Communications, Inc.                         35,000       752,500                                     35,000      752,500
Vertex Communications Corp.                           110,000     1,512,500                                    110,000    1,512,500
     Total Telecommunication Services &
        Equipment                                                 6,065,625               313,250                         6,378,875


Transportation                                 1.9%
Atlantic Southeast Airlines, Inc.                     135,000     4,066,875                                    135,000    4,066,875
Florida East Coast Industries, Inc.                     1,600       118,000                                      1,600      118,000
Heartland Express, Inc.                                94,166     2,401,233                                     94,166    2,401,233
Skywest, Inc.                                          95,000     2,149,375                                     95,000    2,149,375
TNT Freightways Corp.                                 100,000     1,987,500                                    100,000    1,987,500
Wabash National Corporation                            18,800       585,150     9,800     305,025               28,600      890,175
     Total Transportation                                        11,308,133               305,025                        11,613,158

Miscellaneous                                  0.1%
Lincare Holdings                                                               10,400     276,250               10,400      276,250
Pittston Services Group                                                        13,000     312,000               13,000      312,000
Renal Treatment Centers Incorporated                                           12,200     300,425               12,200      300,425
     Total Miscellaneous                                                                  888,675                           888,675

        Total Common Stock (Cost $347,603,718)                  563,108,075            23,732,664           20,269,221  586,840,739

Repurchase Agreements *                        0.2%
J.P. Morgan 6.20% due 7/3/95                                                            1,157,457                         1,157,457
     Total Repurchase Agreements (Cost $1,157,457)
                                                                                        1,157,457                         1,157,457

Short Term Investments                         2.1%
Dayton Hudson 6.05% 7/31/95                           500,000       497,479                                    500,000      497,479
Fed Farm Cr Bk 5.85% 7/31/95                        7,000,000     6,965,875                                  7,000,000    6,965,875
Fed Home Loan Bk 5.91% 7/5/95                       5,000,000     4,996,717                                  5,000,000    4,996,717
     Total Short Term Investments
          (Cost $12,460,071)                                     12,460,071                                              12,460,071

          Total Investments
         (Cost $361,221,246)**               99.3%               575,568,145              24,890,120                    600,458,265

          Other Assets & Liabilities-net       0.7%                4,449,950                   4,953                      4,454,903

          Net Assets                         100.0%             $580,018,095             $24,895,073                   $604,913,168

* The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio

**   Also represents cost for federal tax purposes.

(See Notes which are an integral part of the Pro-Forma Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

                                                             Evergreen     FFB Lexicon                       Pro Forma
                                                               Fund          Small Co      Adjustments       Combined
   ASSETS
   Cash                                                   $     327,016  $         171                   $      327,187
   Investments, at value (Cost $ 361,221,246)               575,568,145     24,890,120                      600,458,265
   Dividends receivable                                         989,974         15,678                        1,005,652
   Receivable for investment securities sold                  3,042,839              0                        3,042,839
   Receivable for fund shares sold                            2,078,334              0                        2,078,334
   Prepaid expenses                                              65,492         12,740                           78,232
                        TOTAL ASSETS                        582,071,800     24,918,709                      606,990,509

   LIABILITIES:
   Payable for investment securities purchased                1,411,130              0                        1,411,130
   Payable for fund shares repurchased                           46,690              0                           46,690
   Dividends payable                                              3,596              0                            3,596
   Accrued expenses                                             592,289         23,636                          615,925
                      TOTAL LIABILITIES                       2,053,705         23,636                        2,077,341
                         NET ASSETS                       $ 580,018,095  $  24,895,073                   $  604,913,168

   NET ASSETS CONSIST OF:
   Paid in capital                                          318,683,531     20,430,990                      339,114,521
   Undistributed net investment income                        1,169,360            424                        1,169,784
   Accumulated realized gain on investments                  23,126,916      2,264,928                       25,391,844
   Net unrealized appreciation of investments               237,038,288      2,198,731                      239,237,019
                         NET ASSETS                       $ 580,018,095  $  24,895,073                   $  604,913,168

   Net asset value and offering price per share:
   Class A                                                $       14.45  $      -                        $        14.45

   Maximum offering price (4.75% sales charge)            $       15.17  $      -                        $        15.17

   Class B                                                $       14.41  $      -                        $        14.41

   Class C                                                $       14.41  $      -                        $        14.41

   Class Y                                                $       14.47  $      $12.58                   $        14.47

   Net Assets:
   Class A                                                   16,081,699         -                            16,081,699

   Class B                                                   39,051,974         -                            39,051,974

   Class C                                                      954,298         -                               954,298

   Class Y                                                  523,930,124     24,895,073                      548,825,197

   Shares outstanding:
   Class A                                                    1,112,610         -                             1,112,610

   Class B                                                    2,710,358         -                             2,710,358

   Class C                                                       66,245         -                                66,245

   Class Y                                                   36,203,756      1,979,727         (259,266)(1)  37,924,217

   (See Notes which are an integral part of the Pro Forma Financial Statements)

(1)


                                               Evergreen    FFB Lexicon                       Pro Forma
                                                 Fund         Small Co     Adjustments        Combined
   INVESTMENT INCOME:
   Dividend income                         $    8,338,341 $     249,186                   $    8,587,527
   Interest income                                403,002        80,376                          483,378
        TOTAL INCOME                            8,741,343       329,562                        9,070,905

   OPERATING EXPENSES:
   Investment advisory fee                      5,182,377       171,846         (47,106)(1)    5,307,117
   Trustees' fees                                  60,178         1,102          (1,102)(2)       60,178
   Administrative personnel and service fees            0        38,952         (38,952)(1)            0
   Custodian and portfolio accounting fees        122,722         1,275          29,435 (3)      153,432
   Shareholder servicing fees                           0             0               0                0
   Transfer and dividend disbursing agent fees    271,567           183               0          271,743
   Printing  and postage                           85,804         4,169          (3,949)(4)       86,024
   Fund share registration costs                   52,924             9           1,089           54,022
   Professional fees                               90,462         6,513               0           96,975
   Insurance premiums                              15,378           255               0           15,633
   Rule 12b-1
        Class A                                     7,282             0               0            7,282
        Class B                                    72,313             0               0           72,313
        Class C                                     1,812             0               0            1,812
   Interest Expense                               454,822             0               0          454,822
   Organization costs                                   0         2,682           (2,682)              0
   Miscellaneous                                   24,588             0               0           24,588
        TOTAL OPERATING EXPENSES                6,442,229       226,986         (63,267)       6,605,948

   Less fee waiver and expense reimbursements     (10,949)      (80,987)         80,492 (5)      (11,444)

        NET EXPENSES                            6,431,280       145,999          17,255        6,594,504

   NET INVESTMENT INCOME                        2,310,063       183,563         (17,255)       2,467,401

   NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
   Net realized gain on investments            29,748,418     2,263,500                       32,011,918
   Net increase in unrealized
      appreciation of investments              82,447,903       140,060                       82,587,963
   Net gain on investments                    112,196,321     2,403,560                      114,599,881
   Net increase in net assets resulting from
      operations                           $  114,506,384 $   2,587,123         (17,255)  $  117,076,282


   (See Notes which are an integral part of the Pro Forma Financial Statements)

(1) Reflects an decrease in investment advisory fee and a decrease in administrative personnel and service fees based on the surviving Fund's fee schedule.

(2) Reflects elimination of duplicate service fees.

(3) Based on surviving Fund's contract in effect for custodian and portfolio accounting services.

(4) Adjustment reflects the expected cost savings when the Funds combine.

(5) Reflects an adjustment in waiver of investment advisory fee based on the surviving Fund's voluntary advisory fee waiver in effect for the year ended June 30, 1995.



Evergreen Fund
Notes to Pro Forma Combining Financial Statements (Unaudited)

June 30, 1995



1.   Basis of Combination - The Pro forma Statement of Assets and
     Liabilities, including the Pro forma Portfolio of Investments, and the related Pro forma Statement of Operations ("Pro forma Statements") reflect the accounts of Evergreen Fund ("Evergreen") and FFB Lexicon
     Small Company Fund ("Lexicon") at June 30, 1995 and for the year then ended.


     The Pro forma Statements give effect to the proposed transfer of all assets and liabilities of Lexicon in exchange for shares of Evergreen. The Pro forma Statements do not reflect the expense of each Fund in carrying out its obligations under the Agreement and Plan of Reorganization. The actual fiscal year end of the combined Fund will be September 30, the fiscal year end of Evergreen.


     The Reorganization will be accomplished through the acquisition of substantially all of the assets of Lexicon by Evergreen, and the assumption by Evergreen of certain identified liabilities of Lexicon. Thereafter there will be a distribution of such shares of Evergreen to shareholders of Lexicon in liquidation of and subsequent termination of Lexicon. The information contained herein is based on the experience of each fund for the year ended June 30, 1995 and is designed to permit shareholders of Lexicon to evaluate the financial effect of the proposed Reorganization.
     The expenses of Evergreen and Lexicon in connection with the Reorganization (including the cost of any proxy soliciting agents), will be borne by First Union National Bank of North Carolina.


     The Pro forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional
     Information.

2. Shares of Beneficial Interest - The pro forma net asset value per share assumes the issuance of additional shares of Evergreen
     Class Y which would have been issued at June 30, 1995 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the June 30, 1995 net assets of Lexicon totaling $ 24,895,073 and the net asset value per share of Evergreen Class Y of $ 14.47.


     The pro forma shares outstanding of 1,112,610 Class A, 2,710,358 Class B, 66,245 Class C, and 37,924,217 Class Y consist of
     1,720,461 additional shares of Class Y to be issued in the proposed reorganization, as calculated above, in addition to shares of Evergreen outstanding as of June 30, 1995.


3. Pro Forma Operations - The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro forma operating expenses include the actual expenses of the Funds and the combined Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory fee, administrative personnel and service fees have been charged to the combined Fund based on the fee schedule in effect for Evergreen at the combined level of average net assets for the year ended June 30, 1995. The Adviser may, at its discretion, waive its fee or reimburse the Fund for certain of its expenses in order to reduce the Fund's expense ratio. An adjustment has been made to the combined Fund's expenses to adjust the waiver of investment advisory fee based on the voluntary advisory fee waiver in effect for Evergreen for the year ended
     June 30, 1995. The Adviser may, at its discretion, revise or cease this voluntary fee waiver at any time.